                                                       Registration No. 33-62795
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              -------------------



                         POST-EFFECTIVE AMENDMENT NO. 1

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              -------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               GORDON E. MCCUTCHAN
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   on December 23, 1996 pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500.00 has been paid to the Commission. Registrant filed its 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.
================================================================================



                                    1 of 93

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                     CAPTION IN PROSPECTUS
-----------                                     ---------------------

 1....................................... Nationwide Life Insurance Company
                                          The Variable Account
 2....................................... Nationwide Life Insurance Company
 3....................................... Custodian of Assets
 4....................................... Distribution of The Policies
 5....................................... The Variable Account
 6....................................... Not Applicable
 7....................................... Not Applicable
 8....................................... Not Applicable
 9....................................... Legal Proceedings
10....................................... Information About The Policies; How
                                          The Cash Value Varies; Right to
                                          Exchange for a Fixed Benefit Policy;
                                          Reinstatement; Other Policy
                                          Provisions
11....................................... Investments of The Variable Account
12....................................... The Variable Account
13....................................... Policy Charges
                                          Reinstatement
14....................................... Underwriting and Issuance - Premium
                                          Payments
                                          Minimum Requirements for Issuance
                                          of a Policy
15....................................... Investments of the Variable Account;
                                          Premium Payments
16....................................... Underwriting and Issuance -
                                          Allocation of Cash Value
17....................................... Surrendering The Policy for Cash
18....................................... Reinvestment
19....................................... Not Applicable
20....................................... Not Applicable
21....................................... Policy Loans
22....................................... Not Applicable
23....................................... Not Applicable
24....................................... Not Applicable
25....................................... Nationwide Life Insurance Company
26....................................... Not Applicable
27....................................... Nationwide Life Insurance Company
28....................................... Company Management
29....................................... Company Management
30....................................... Not Applicable
31....................................... Not Applicable
32....................................... Not Applicable
33....................................... Not Applicable
34....................................... Not Applicable
35....................................... Nationwide Life Insurance Company
36....................................... Not Applicable
37....................................... Not Applicable
38....................................... Distribution of The Policies
39....................................... Distribution of The Policies
40....................................... Not Applicable
41(a).................................... Distribution of The Policies
42....................................... Not Applicable
43....................................... Not Applicable
44....................................... How The Cash Value Varies
45....................................... Not Applicable

N-8B-2 ITEM                                      CAPTION IN PROSPECTUS
-----------                                      ---------------------

46....................................... How The Cash Value Varies
47....................................... Not Applicable
48....................................... Custodian of Assets
49....................................... Not Applicable
50....................................... Not Applicable
51....................................... Summary of The Policies; Information
                                          About The Policies
52....................................... Substitution of Securities
53....................................... Taxation of The Company
54....................................... Not Applicable
55....................................... Not Applicable
56....................................... Not Applicable
57....................................... Not Applicable
58....................................... Not Applicable
59....................................... Financial Statements

                      SUPPLEMENT DATED DECEMBER 23, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective December 23, 1996, the underlying Mutual Fund Options located on page 1 of the Prospectus are hereby amended to include the following underlying Mutual Funds:

       DREYFUS VARIABLE INVESTMENT FUND
       -  Growth & Income Portfolio*

       TCI PORTFOLIOS, INC. AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.***
       -  TCI Value

       VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
       -  Worldwide Emerging Markets Fund

       WARBURG PINCUS TRUST
       -  Post-Venture Capital Portfolio

       *The Growth and Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds

2. The expense table located on page 7 of the Prospectus is hereby amended to include the following information:


                                                        Management Fees    Other      Total
                                                                          Expenses   Expenses
------------------------------------------------------- ---------------   --------   --------
Dreyfus Variable Investment Fund - Growth & Income           0.75%         0.20%       0.95%
Portfolio
------------------------------------------------------- ---------------   --------   --------
TCI Portfolios, Inc. - TCI Value                             1.00%         0.00%       1.00%
------------------------------------------------------- ---------------   --------   --------
Van Eck Worldwide Insurance Trust - Worldwide Emerging       1.00%         0.00%       1.00%
Markets Fund
------------------------------------------------------- ---------------   --------   --------
Warburg Pincus Trust - Post-Venture Capital Portfolio**      0.65%         0.75%       1.40%
------------------------------------------------------- ---------------   --------   --------

         **Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees for the Portfolio would equal 1.25%; other Expenses would equal .81%; and Total Portfolio Operating Expenses would equal 2.06%. Other Expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses through December 31, 1996.

         ***Effective January 1, 1997, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc. Also effective January 1, 1997, Twentieth Century Mutual Funds is changing its name to American Century(SM) Investments.

3. The section entitled The Variable Account located on pages 8 through 16 of the Prospectus is also amended to include the following information regarding the underlying Mutual Funds:

         DREYFUS VARIABLE INVESTMENT FUND

                  Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         GROWTH AND INCOME PORTFOLIO

         Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

         TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

                  TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, which is changing its name to American Century(SM) Investments, effective January 1, 1997. TCI Portfolios, Inc. is managed by Investors Research Corporation, which is changing its name to American Century Investment Management, Inc., effective January 1, 1997.

         - TCI VALUE FUND

         Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

         VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

                  Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

         - WORLDWIDE EMERGING MARKETS FUND

         Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

         WARBURG PINCUS TRUST

                  The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors")

         - POST-VENTURE CAPITAL PORTFOLIO

         Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

4. The section entitled "TRANSFERS" located on pages 14 and 15 of the Prospectus is hereby amended by adding the following information:

         Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

         Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

5. Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182150
                              One Nationwide Plaza
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES*
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is surrendered during the lifetime of the Insured. The Death Benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus may meet the definition of a "modified endowment contract" under Section 7702A of the Internal Revenue Code (the "Code"). The Code provides for taxation in the same manner as annuities for surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code also provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59-1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code. (See "Tax Matters.")

It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy. The Policies may not be advantageous for persons who may wish to make policy loans or withdrawals prior to attaining age 59-1/2. (See "Tax Matters.")

*The contract is titled a "Flexible Premium Variable Life Insurance Policy" in Texas.

The Policy Owner may allocate premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated underlying Mutual Fund in the following series of the underlying variable account Mutual Fund options:

DREYFUS
   -Dreyfus Stock Index Fund
   -Dreyfus Socially Responsible Growth Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
   -High Income Portfolio**
   -Equity-Income Portfolio
   -Growth Portfolio
   -Overseas Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
   -Asset Manager Portfolio
   -Contrafund Portfolio
NATIONWIDE SEPARATE ACCOUNT TRUST:
   -Capital Appreciation Fund
   -Money Market Fund
   -Government Bond Fund
   -Small Company Fund
   -Total Return Fund
NEUBERGER & BERMAN ADVISERS MANAGEMENT
TRUST:
   -Limited Maturity Bond Portfolio
   -Growth Portfolio
   -Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  -Bond Fund
  -Global Securities Fund
  -Multiple Strategies Fund
STRONG SPECIAL FUND II, INC.:
  -Special Fund II
STRONG VARIABLE INSURANCE FUNDS, INC.:
  -International Stock Fund II
  -Discovery Fund II, Inc.
TCI PORTFOLIOS, INC.:
  -TCI Growth
  -TCI Balanced
  -TCI International
VAN ECK WORLDWIDE INSURANCE TRUST:
  -Gold and Natural Resources Fund
  -Worldwide Bond Fund

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
  -American Capital Real Estate Securities Fund
WARBURG PINCUS TRUST
  -International Equity Portfolio
  -Small Company Growth Portfolio

** The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

The Company (Nationwide Life Insurance Company) guarantees that the Death Benefit for a Policy will never be less than the Specified Amount stated on the Policy data pages as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse.

This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."

                   The date of this Prospectus is May 1, 1996.

                                GLOSSARY OF TERMS

ATTAINED AGE- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY- The person to whom the proceeds due on the Insured's death are paid.

CASH VALUE- The sum of the value of Policy assets in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE- The Policy's Cash Value, less any indebtedness under the Policy, less any Surrender Charge.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or those of other separate accounts that have been or may be established by the Company.

GUIDELINE SINGLE PREMIUM- The amount of single premium calculated in accordance with the provisions of the Code. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

INSURED- The person whose life is covered by the Policy, and who is named on the Policy Data Page.

MATURITY DATE- The Policy Anniversary on or following the Insured's 100th birthday.

MONTHLY ANNIVERSARY DATE- The same day as the Policy Date for each succeeding month.

MUTUAL FUNDS- The underlying mutual funds which correspond to the sub-accounts of the Variable Account.

NET ASSET VALUE- The worth of one share of a Mutual Fund as calculated at the end of each business day. Net Asset Value is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

POLICY ANNIVERSARY- An anniversary of the Policy Date.

POLICY CHARGES- All deductions made from the value of the Variable Account, or the Policy Cash Value.

POLICY DATE- The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy data page.

POLICY LOAN ACCOUNT- The Portion of the Cash Value which results from Policy Loans.

POLICY OWNER- The person designated in the Policy application as the Owner.

POLICY YEAR- Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

SPECIFIED AMOUNT- A dollar amount used to determine the Death Benefit under a Policy. It is shown on the Policy Data Page.

SURRENDER CHARGE- An amount deducted from the Cash Value if the Policy is surrendered.

VALUATION DATE- Each day both the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading such that the current net asset value of the Accumulated Units might be materially affected.

VALUATION PERIOD- A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide VLI Separate -2, a separate investment account of Nationwide Life Insurance Company.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS.....................................................................................................   3
SUMMARY OF THE POLICIES...............................................................................................   6
         Variable Life Insurance......................................................................................   6
         The Variable Account and its Sub-Accounts....................................................................   6
         The Fixed Account............................................................................................   6
         Deductions and Charges.......................................................................................   6
         Premiums.....................................................................................................   8
NATIONWIDE LIFE INSURANCE COMPANY.....................................................................................   8
THE VARIABLE ACCOUNT..................................................................................................   8
         Investments of the Variable Account..........................................................................   8
         Dreyfus......................................................................................................   9
         Fidelity's Variable Insurance Products Fund..................................................................  10
         Fidelity's Variable Insurance Products Fund II...............................................................  10
         Nationwide Separate Account Trust............................................................................  11
         Neuberger & Berman Advisers Management Trust.................................................................  11
         Oppenheimer Variable Account Funds...........................................................................  12
         Strong Special Fund II, Inc..................................................................................  12
         Strong Variable Insurance Funds, Inc.........................................................................  12
         TCI Portfolios, Inc., a member of the Twentieth Century Family of Mutual Funds...............................  13
         Van Eck Worldwide Insurance Trust............................................................................  13
         Van Kampen American Capital Life Investment Trust............................................................  14
         Warburg Pincus Trust.........................................................................................  14
         Reinvestment.................................................................................................  14
         Transfers....................................................................................................  14
         Dollar Cost Averaging........................................................................................  15
         Substitution of Securities...................................................................................  15
         Voting Rights................................................................................................  16
INFORMATION ABOUT THE POLICIES........................................................................................  16
         Underwriting and Issuance....................................................................................  16
         -Minimum Requirements for Issuance of a Policy...............................................................  16
         -Premium Payments............................................................................................  16
         -Allocation of Cash Value....................................................................................  17
         -Short-Term Right to Cancel Policy...........................................................................  17
POLICY CHARGES........................................................................................................  17
         Deductions from Premiums.....................................................................................  17
         Monthly Deductions...........................................................................................  17
         -Cost of Insurance Charge....................................................................................  18
         -Administrative Expense Charge...............................................................................  18
         -Tax Expense Charge..........................................................................................  18
         -Mortality and Expense Risk Charge...........................................................................  18
         Surrender Charges............................................................................................  19
HOW THE CASH VALUE VARIES.............................................................................................  19
         How the Investment Experience is Determined..................................................................  19
         Net Investment Factor........................................................................................  20
         Valuation of Assets..........................................................................................  20
         Determining the Cash Value...................................................................................  20
         Valuation Periods and Valuation Dates........................................................................  20
SURRENDERING THE POLICY FOR CASH......................................................................................  20
         Right to Surrender...........................................................................................  20
         Cash Surrender Value.........................................................................................  21
         Partial Surrenders...........................................................................................  21
         Maturity Proceeds............................................................................................  21
         Income Tax Withholding.......................................................................................  21
POLICY LOANS..........................................................................................................  22
         Taking a Policy Loan.........................................................................................  22
         Effect on Investment Performance.............................................................................  22
         Interest.....................................................................................................  22
         Effect on Death Benefit and Cash Value.......................................................................  22
         Repayment....................................................................................................  23
HOW THE DEATH BENEFIT VARIES..........................................................................................  23

         -Calculation of the Death Benefit............................................................................  23
         -Proceeds Payable on Death...................................................................................  24
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY..........................................................................  24
CHANGES OF INVESTMENT POLICY..........................................................................................  24
GRACE PERIOD..........................................................................................................  24
REINSTATEMENT.........................................................................................................  24
THE FIXED ACCOUNT OPTION..............................................................................................  24
OTHER POLICY PROVISIONS...............................................................................................  25
         Policy Owner.................................................................................................  25
         Beneficiary..................................................................................................  25
         Assignment...................................................................................................  25
         Incontestability.............................................................................................  25
         Error in Age or Sex..........................................................................................  25
         Suicide......................................................................................................  25
         Nonparticipating Policies....................................................................................  26
LEGAL CONSIDERATIONS..................................................................................................  26
DISTRIBUTION OF THE POLICIES..........................................................................................  26
CUSTODIAN OF ASSETS...................................................................................................  26
TAX MATTERS...........................................................................................................  26
         Policy Proceeds..............................................................................................  26
         Taxation of the Company......................................................................................  27
         Other Considerations.........................................................................................  28
THE COMPANY...........................................................................................................  28
COMPANY MANAGEMENT....................................................................................................  28
         Directors of the Company.....................................................................................  29
         Executive Officers of the Company............................................................................  29
OTHER CONTRACTS ISSUED BY THE COMPANY.................................................................................  30
STATE REGULATION......................................................................................................  30
REPORTS TO POLICY OWNERS..............................................................................................  30
ADVERTISING...........................................................................................................  30
LEGAL PROCEEDINGS.....................................................................................................  31
EXPERTS...............................................................................................................  31
REGISTRATION STATEMENT................................................................................................  31
LEGAL OPINIONS........................................................................................................  31
APPENDIX..............................................................................................................  32
FINANCIAL STATEMENTS..................................................................................................  43

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. (As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.)

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the Death Benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated. (See "How the Death Benefit Varies.") There is no guaranteed Cash Surrender Value. (See "How the Cash Value Varies.") If the Cash Surrender Value is insufficient to pay Policy Charges, the Policy will lapse.

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS

The Company places the Policy's Cash Value in the Nationwide VLI Separate Account-2 and/or the Fixed Account (the "Variable Account") at the time the Policy is issued. The Policy Owner selects the sub-accounts of the Variable Account into which the Cash Value will be allocated. (See "Allocation of Cash Value.") When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund Sub-Account (for any Cash Value allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. (See "Short-Term Right to Cancel Policy.") Assets of each sub-account are invested at net asset value in shares of a corresponding underlying Mutual Fund option. For a description of the underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account." The Policy Owner also can have Cash Value allocated to the Fixed Account.

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 3%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the Cash Value of the Policy. These charges are made for administrative expenses, state premium taxes, federal taxes, providing life insurance protection and assuming the mortality and expense risks.

The Company deducts a monthly charge for the cost of insurance, administrative charges, premium tax, and federal tax from the Policy's Cash Value attributable to the Variable Account and Fixed Account. The Company also deducts on a monthly basis from the Cash Value attributable to the Variable Account, a charge to provide for mortality and expense risks. For Policies which are surrendered in the first 9 Policy Years, the Company deducts a Surrender Charge not to exceed 10% of the initial Premium Payment. This includes a charge for deferred sales expenses and premium tax recovery. The sales surrender charge will never exceed 7.5% of the initial premium payments. For a complete discussion of all charges, deductions and reductions of charges, see "Charges and Other Deductions."

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each underlying Mutual Fund's investment adviser for managing the underlying Mutual Fund and selecting its portfolio of securities. Other underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the underlying Mutual Fund. The management fees and other expenses for each underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the underlying Mutual Fund's average assets, are as follows:

-------------------------------------------------------------------------------------------------------
                                                     Management Fees   Other Expenses    Total Expenses
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                   0.27%             0.12%             0.39%
-------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund                   0.69%             0.58%             1.27%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio                  0.51%             0.10%             0.61%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                         0.61%             0.09%             0.70%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio                    0.60%             0.11%             0.71%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio                       0.76%             0.15%             0.91%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio               0.71%             0.08%             0.79%
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio                  0.61%             0.11%             0.72%
-------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                             0.50%             0.04%             0.54%
-------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                  0.50%             0.01%             0.51%
-------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                     0.50%             0.02%             0.52%
-------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                                    1.00%             0.25%             1.25%
-------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                     0.50%             0.01%             0.51%
-------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.84%             0.10%             0.94%
Growth Portfolio
-------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.65%             0.10%             0.75%
Limited Maturity Bond Portfolio
-------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust-              0.85%             0.30%             1.15%
Partners Portfolio
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Bond Fund               0.75%             0.05%             0.80%
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Global                  0.74%             0.15%             0.89%
Securities Fund
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Multiple                0.74%             0.03%             0.77%
Strategies Fund
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-Discovery            1.00%             0.31%             1.31%
Fund II, Inc.
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                           1.00%             0.97%             1.97%
Inc.-International Stock Fund II
-------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                               1.00%             0.20%             1.20%
-------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Balanced                          1.00%             0.00%             1.00%
-------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth                            1.00%             0.00%             1.00%
-------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI International                     1.50%             0.00%             1.50%
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Gold and Natural         0.80%             0.16%             0.96%
Resources
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Bond           0.79%             0.15%             0.94%
Fund
-------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment                1.00%             1.90%             2.90%
Trust-Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio        1.00%             0.44%             1.44%
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio        0.90%             0.35%             1.25%
-------------------------------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements. are more fully described in the prospectuses for each individual underlying Mutual Fund. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements, are more fully described in the prospectus for each underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

PREMIUMS

The minimum premium for which a Policy may be issued is $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. A Policy may be issued to an insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid. (See "Short-Term Right to Cancel Policy.")

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise of companies which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies. The Company's home office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states. (For additional information, see "The Company.")

                              THE VARIABLE ACCOUNT

The Nationwide VLI Separate Account-2 (the "Variable Account"), was established by a resolution of the Company's Board of Directors on May 7, 1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company Inc., One Nationwide Plaza, Columbus, Ohio 43216 serves as depositor for the Variable Account. Nationwide Financial Services, Inc., of One Nationwide Plaza, Columbus, Ohio 43216 serves as principal underwriter for the Variable Account. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Death Benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account. (See "How the Death Benefit Varies", and "How the Cash Value Varies.")

Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts. The assets of each sub-account are used to purchase shares of the underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the underlying Mutual Fund options designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Cash Value allocated among one or more of the Variable Account sub-accounts and the Fixed Account. (See "Allocation of Cash Value.") When the policy is issued, the Policy's Cash Value not allocated to the Fixed Account is placed in the Nationwide Separate Account Trust Money Market sub-account until expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. (See "Short-Term Right to Cancel Policy.") At the expiration of this period, shares of the underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). Such election is subject to any minimum premium limitations which may be imposed by the underlying Mutual Fund option(s). In addition, no less than 5% of premium may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying Mutual Fund option and as set forth in this prospectus. (See "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy.")

Additional Premium Deposits, upon acceptance, will be allocated to the Nationwide Separate Account Trust Money Market Fund unless the Policy Owner specifies otherwise. (See "Premium Deposits.") Premium Deposits will be held only while the Company obtains information necessary to evaluate the risk. Following the underwriting process, the Company will either issue the policy or refund deposits within 5 days from the date thereof.

Each of the underlying Mutual Fund options is a series of registered investment companies which receive investment advice from a registered investment adviser:

1)       Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment
         Advisors;

2)       Dreyfus Socially Responsible Growth Fund, Inc., managed by Dreyfus
         Corporation;

3) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company; and,

4) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company.

5) The Nationwide Separate Account Trust, managed by Nationwide Financial Services, Inc.;

6) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

7) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

8)       Strong Special Fund II, Inc., managed by Strong Capital Management,
         Inc.;

9) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

10) TCI Portfolios, Inc., managed by Investors Research Corporation, an affiliate of Twentieth Century Companies;

11)      Van Eck Worldwide Insurance Trust, managed by Van Eck Associates
         Corporation;

12) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Asset Management, Inc.

13)      Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each underlying Mutual Fund below. These underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the underlying Mutual Funds' prospectuses. A full description of the underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective underlying Mutual Funds. A prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

DREYFUS

-        DREYFUS STOCK INDEX FUND
         The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

-        THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

         The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-      HIGH INCOME PORTFOLIO
       Investment Objective: To obtain a high level of current income by investing primarily in high-risk, high-yielding, lower rated fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Fund's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-based securities;

       - up to 20% in common stocks and other equity securities when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities.

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Fund may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Fund's prospectus.

-      EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO
       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc., of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-      CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-      GOVERNMENT BOND FUND
       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      SMALL COMPANY FUND
       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. These sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

-      TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds, with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity, and secondarily, its total return. It seeks to achieve its objectives through investments in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends. The portfolio invests in securities which are at lease investment grade and does not invest in junk bonds.

-      GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      PARTNERS PORTFOLIO
       Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

-      BOND FUND
       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

-      GLOBAL SECURITIES FUND
       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-      MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

The Strong Special Fund II, Inc. ("Special Fund II") is a diversified, open-end management company commonly called a Mutual Fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life policies. Strong Capital Management, Inc. (the "Advisor") is the investment advisor for the fund.

-      SPECIAL FUND II, INC.
       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

       The Strong Variable Insurance Funds, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and the Strong International Stock Fund II (the "International Stock Fund II") were separately incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor for each of the Funds.

-      INTERNATIONAL STOCK FUND II
       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

-      DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the fund has the flexibility to invest in any type of security that its advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-      TCI BALANCED
       Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-      TCI GROWTH
       Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-      TCI INTERNATIONAL
       Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-      GOLD AND NATURAL RESOURCES FUND
       Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

-      WORLDWIDE BOND FUND
       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The debt securities in which the fund will invest will be primarily high grade; the fund will not invest in junk bonds.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

       The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-      REAL ESTATE SECURITIES FUND
       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO
       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      SMALL COMPANY GROWTH PORTFOLIO
       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT

The Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the mutual funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy. (See "Allocation of Cash Value.")

TRANSFERS

The Policy Owner may transfer Cash Value among the sub-accounts of the Variable Account and the Fixed Account. A transfer will take effect on the date of receipt of written notice at the Company's Home Office. Transfer requests must be in a written form acceptable to the Company.

After the First Policy Anniversary, the Policy Owner may annually request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Policy Owner's Cash Value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.

The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.

Transfers among the sub-accounts may be made once per Valuation Date and may be made either in writing or, in states allowing such transfers, by telephone. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

DOLLAR COST AVERAGING

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Policy Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Cash Value, less policy indebtedness, of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions. (See "Transfers.") A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Policy Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

SUBSTITUTION OF SECURITIES

If shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another underlying Mutual Fund for shares already purchased or to be purchased in the future by premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS

Voting rights under the Policies apply with respect to Cash Value allocated to the sub-accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each sub-account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that underlying Mutual Fund by the net asset value of one share of that underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the underlying Mutual Funds' proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote underlying Mutual Fund shares in any manner necessary to enable the underlying Mutual Fund to (1) make or refrain from making any change in the investments or investment policies for any of the underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

Underwriting for these Policies is designed to group applicants into classifications which can be expected to produce mortality experience consistent with the actuarial structure for that class. The Company uses the following methods of underwriting: (a) simplified underwriting not routinely requiring a physical examination, and (b) medical or paramedical underwriting which requires such an examination. (See "How the Death Benefit Varies.")

The Company reserves the right to request a medical examination on any applicant where an affirmative response to one of the medical questions of the application requires additional underwriting by the Company.

The minimum amount of initial premium that will be accepted by the Company is $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. Policies may be issued to Insureds issue ages 80 or younger. Before issuing any Policy, the Company requires evidence of insurability satisfactory to it, which may include a medical examination.

-Premium Deposits

The initial premium for a Policy is payable in full at the Company's Home Office. The minimum amount of initial premium required is $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. The Specified Amount of Death Benefit is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the Policy while the insured is still living.

The Policy is primarily intended to be a single premium policy with a limited ability to make additional payments. Subsequent premium payments under the Policy are permitted under the following circumstances:

         1. an additional premium payment is required to keep the Policy in force (see "Grace Period"); or

         2. except in Virginia, additional premium payments of at least $1,000 may be made at any time provided the premium limits prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract are not violated.

Deposits of additional premiums if accepted, may increase the Specified Amount of Insurance. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. The Company may require that any existing Policy indebtedness is repaid prior to accepting any additional premium payments.

Additional Premium Deposits, upon acceptance, will be allocated to the Nationwide Separate Account Trust Money Market Fund unless the Policy Owner specifies otherwise.

The Company will not accept a subsequent premium deposit which would result in total premiums paid exceeding the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

-Allocation of Cash Value

At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund sub-account value or the Fixed Account as if the Policy had been issued and the premium invested on the date the premium was received in good order by the Company. When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Cash Value allocated to a Sub-Account on the Application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each underlying Mutual Fund and as set forth in the prospectus. Cash Value allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary. (See "Transfers" and "Investments of the Variable Account.")

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

-Short-Term Right to Cancel Policy

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

No deduction is made from any premium at the time of payment. 100% of each premium payment is applied to the Cash Value.

MONTHLY DEDUCTIONS

On the Policy Date and on each Monthly Anniversary Date, the Company will deduct an amount to cover charges and expenses incurred in connection with the Policy. Generally, this Monthly Deduction will be deducted on a pro-rata basis from the Cash Value in each Sub-account and the Fixed Account. The amount of the Monthly Deductions will vary from month to month. If the Cash Surrender Value is not sufficient to cover the Monthly Deduction which is due, the Policy may lapse (see "Grace Period"). The Monthly Deductions are comprised of the following charges:

       -Cost of Insurance Charge

       Immediately after the Policy is issued, the Death Benefit will be substantially greater than the initial premium payment. While the Policy is in force, prior to the Maturity Date, the Death Benefit will always be greater than the Cash Value. To enable the Company to pay this excess of the Death Benefit over the Cash Value, a monthly cost of insurance charge is deducted.

       Currently, this charge is deducted monthly and is equal to an annual rate of 0.65% multiplied by the Cash Value. On a current basis, for policy years 11 and later, this monthly charge is anticipated to be reduced to the Cash Value multiplied by an annual rate of 0.30% if the Cash Surrender Value is $100,000 or more. For substandard policies, these annual rates are increased.

       In no event will this current monthly deduction for the cost of insurance exceed the guaranteed monthly cost of insurance charges. Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate multiplied by the Policy's net amount at risk. The net amount at risk is equal to the Death Benefit minus the Cash Value. Guaranteed cost of insurance rates for standard issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct.

       -Administrative Expense Charge

       The Company deducts a monthly Administrative Expense Charge to reimburse it for expenses related to the issuance and maintenance of the Policies including underwriting, establishing policy records, accounting and record keeping, and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for its actual administrative expenses. In the aggregate, the Company expects that the charges for administrative costs will be approximately equal to the related expenses. This monthly charge is equal to an annual rate of 0.30% multiplied by the Policy's Cash Value. On a current basis, for Policy Years 11 and later, this monthly charge is anticipated to be reduced to an annual rate of 0.15% multiplied by the Cash Value, provided the Cash Surrender Value is greater than or equal to $100,000. This Administrative Expense Charge is subject to a $10 per month minimum.

       -Tax Expense Charge

       During the first ten policy years, the Company makes a Monthly Deduction to compensate for certain taxes which are incurred by the Company including premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Internal Revenue Code. This monthly charge is equal to an annual rate of 0.50% multiplied by the Policy's Cash Value.

       This charge is deducted monthly and includes a premium tax component equal to an annual rate of 0.30% and a federal tax component equal to an annual rate of 0.20%. The Company expects to pay an average state premium tax of approximately 2.5% of premiums for all states, although such tax rates can generally range from 0% to 4%. The Company does not anticipate to make a profit from this monthly Tax Expense Charge.

       The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-accounts of the Variable Account. (See "Taxation of the Company.") The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

       -Mortality and Expense Risk Charge

       The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the nonrecovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered during the early policy years.

       To compensate the Company for assuming these risks, a monthly charge for mortality and expense risks is deducted on a pro-rata basis from the Cash Value in each Variable Account Sub-account. This monthly charge is equal to an annual rate of 0.90% multiplied by the Cash Value attributable to the

       Variable Account. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from these charges.

SURRENDER CHARGES

The Company will deduct a surrender charge from the Policy's Cash Value for any Policy which is surrendered during the first nine policy years. The surrender charge is comprised of two components: a sales surrender charge and a premium tax surrender charge.

The Company incurs certain sales and other distribution expenses at the time the Policies are issued. The majority of these expenses consist of commissions paid for the sale or these policies. Premium taxes are generally incurred by the Company at the time the Policies are issued. These surrender charges are designed to recover a portion of these expenses. The Company does not expect to profit from these surrender charges. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from the monthly mortality and expense risk charges (see "Monthly Deductions"). Certain surrenders may result in adverse tax consequences (see "Tax Matters"). Maximum surrender charges are shown in the following table:

                                         Surrender Charge
                                          as a Percent of
    Completed Policy Years            Initial Premium Payment
    ----------------------            -----------------------
             0                                 10.0%
             1                                 10.0
             2                                  9.0
             3                                  8.0
             4                                  7.0
             5                                  6.0
             6                                  5.0
             7                                  4.0
             8                                  3.0
             9+                                 0.0

Approximately 75% of the total surrender charges are for the recovery of sales expenses and 25% for the recovery of premium taxes. In no event will the sales surrender charge exceed 7.5% of the total premium payments.

The amount of the sales surrender charge may be eliminated when the Policies are issued to an officer, director, former director, partner, employee, or retired employee of the Company; an employee of the General Distributor of the Policies, Nationwide Financial Services, Inc., or an employee of an affiliate of the Company or the General Distributor, or, a duly appointed representative of the Company who receives no commission as a result of the purchase. Elimination of the sales surrender charge will be permitted by the Company only in those situations where the Company does not incur sales expenses normally associated with sales of a Policy. In no event will the elimination of any sales surrender charge be permitted where such elimination will be unfairly discriminatory to any person.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any premium applied since the previous Valuation Date, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation

Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) where:

(a)    is the net of:

       (1) the Net Asset Value per share of the underlying Mutual Fund option held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund option held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) The Net Asset Value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus,

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period. (See "Charge for Tax Provisions.")

For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares because of any charge or credit for tax reserves.

VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be valued at their Net Asset Value.

DETERMINING THE CASH VALUE

The sum of the value of all Variable Account Accumulation Units attributable to the Policy, amounts credited to the Fixed Account, and any associated value in the Policy Loan Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, generally an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate credited to the Fixed Account will never be less than 3%. The annual effective rate credited to the Policy Loan Account will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's home office is open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific

Stock Exchange, or by a Commercial Bank or Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender of the Policy, minus any charges, indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS

Partial surrenders are permitted after the fifth policy year. Partial surrenders will be permitted only if they satisfy the following requirements:

         1. The partial surrender request is in writing and the request is signed by the Policy Owner or an authorized party of the Policy Owner; and

         2. The maximum partial surrender in any Policy Year, not subject to Surrender Charges, is limited to the maximum of:

                  (i)      10% of the total premium payments; and

                  (ii) 100% of cumulative earnings (Cash Value less total premium payments less any existing policy indebtedness);

         3. Such partial surrenders must not result in a reduction of the Cash Surrender Value below $10,000; and

         4. After such partial surrender, the Policy continues to qualify as life insurance.

All partial surrenders will be next computed after the date the Company receives a proper written request. When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Also, the Specified Amount is reduced by the amount of the partial surrender unless the Death Benefit is based on the applicable percentage of the Cash Value. In such a case, a Partial Surrender will decrease the Specified Amount by the amount by which the Partial Surrender exceeds the difference between the Death Benefit and the Specified Amount. Partial surrender amounts must be first deducted from the values in the Variable sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable sub-accounts.

No Surrender Charges will be assessed against any such eligible partial surrenders. Certain partial surrenders may result in currently taxable income and tax penalties.

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 100th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, Participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the Contract exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the Plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

TAKING A POLICY LOAN

The Policy Owner may take a loan using the Policy as security. During the first year, maximum Policy indebtedness is limited to 50% of the Cash Value less any Surrender Charge. Thereafter, maximum policy indebtedness is limited to 90% of the Cash Value less any Surrender Charge. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $250 in Oregon, $500 in New Jersey and $500 in New York). Should the Death Benefit become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy indebtedness will be deducted from the Death Benefit, Cash Surrender Value or the Maturity Value, respectively.

Maximum Policy indebtedness, in Texas, is limited to 90% of the Cash Value less any Surrender Charge in the sub-accounts and 100% of the Cash Value less any Surrender Charge in the Fixed Account.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties. (See "Tax Matters.")

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each Variable Sub-account at the time of the loan. Policy Loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable Sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.

Total policy indebtedness is comprised of two components: (i) Preferred Loans and (ii) Regular Loans. The amount of the loan account that is less than or equal to the Cash Value less the total premium payments will be treated as a Preferred Loan. Any additional loaned amounts will be treated as Regular Loans. Preferred and Regular Loan amounts will be determined once a year, as well as at any time a new loan is requested. All loaned amounts in year 1 will be treated as Regular Loans. On a current basis, preferred indebtedness will be credited interest daily at an annual effective rate of 6%, and Regular indebtedness will be credited interest daily at an annual effective rate of 4%. The credited rate for all policy indebtedness is guaranteed never to be lower than 4%. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary as well as at any time a new loan is requested. It will be allocated according to the Fund Allocation Factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all policy indebtedness. Interest is charged daily and is payable at the end of each Policy Year as well as at any time a new loan is requested. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of a loan may be repaid at any time while the Policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable Sub-accounts and the Fixed Account in proportion to the Policy Owner's Premium allocation in effect at the time of the repayment. Each repayment may not be less than $1,000. The Company reserves the right to require that any loan repayments resulting from Policy Loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

-Calculation of the Death Benefit

At issue, the Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Guideline Single Premiums vary by attained age, sex, underwriting classification, and total premium payments.
The following table illustrates representative initial Specified Amounts.

                   $10,000 Single Premium         $25,000 Single Premium          $50,000 Single Premium
    Issue
     Age            Male          Female           Male           Female           Male           Female
     ---            ----          ------           ----           ------           ----           ------
      35          $62,031         $76,231        $155,077        $190,577        $310,154        $381,154
      40           49,883          61,337         124,707         153,343         249,413         306,685
      45           40,437          49,825         101,903         124,562         202,186         249,124
      50           33,079          40,742          82,698         101,854         165,397         203,708
      55           27,358          33,531          68,396          83,828         136,791         167,655
      60           22,964          27,734          57,410          69,335         114,821         138,671
      65           19,579          23,052          48,948          57,631          97,895         115,261

Generally, for a given premium payment, the initial Specified Amount is greater for females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the Death Benefit will never be less than the Specified Amount or the Applicable Percentage of Cash Value. The Death Benefit may vary with the Cash Value of the Policy, which depends on investment performance. The amount of Death Benefit will ordinarily not change for several years to reflect investment performance and may not change at all. If investment performance is favorable, the amount of Death Benefit may increase. The Applicable Percentage of Cash Value varies by attained age.

                   Applicable Percentage of Cash Value Factors

Attained     Percentage     Attained    Percentage      Attained    Percentage
   Age      of Cash Value     Age      of Cash Value      Age      of Cash Value
   ---      -------------     ---      -------------      ---      -------------
   0-40         250%           60          130%            80          105%
     41         243%           61          128%            81          105%
     42         236%           62          126%            82          105%
     43         229%           63          124%            83          105%
     44         222%           64          122%            84          105%

     45         215%           65          120%            85          105%
     46         209%           66          119%            86          105%
     47         203%           67          118%            87          105%
     48         197%           68          117%            88          105%
     49         191%           69          116%            89          105%

     50         185%           70          115%            90          105%
     51         178%           71          113%            91          104%
     52         171%           72          111%            92          103%
     53         164%           73          109%            93          102%
     54         157%           74          107%            94          101%

     55         150%           75          105%            95          101%
     56         146%           76          105%            96          101%
     57         142%           77          105%            97          101%
     58         138%           78          105%            98          101%
     59         134%           79          105%            99          101%
                                                          100          100%

-Proceeds Payable on Death

The actual Death Proceeds payable on the Insured's death will be the Death Benefit as described above, less any outstanding Policy loans and less any unpaid Policy Charges. Under certain circumstances, the Proceeds may be adjusted. (See "Incontestability", "Error in Age or Sex", and "Suicide.")

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

During the first 24 months following policy issue, there is an unconditional right to transfer all of the Cash Value in the Variable Account to the Fixed Account.

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the Investment Policy of the Variable Account. The Company must inform the Policy Owner and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy holders or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, there is an unconditional right to transfer all of the Cash Value in the Variable Account to the Fixed Account. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the Investment Policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this transfer.

                                  GRACE PERIOD

If the Cash Surrender Value in the Policy is insufficient to pay the monthly deductions, Policy loan interest, or other charges which become due but are unpaid, a grace period of 61 days will be allowed for payment of sufficient premium to continue the Policy in force. The Company will notify the Policy Owner of the amount required to continue the Policy in force. If the required amount is not received within 61 days of the notice, the Policy will terminate without value. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date:

2.       providing evidence of insurability satisfactory to the Company;

3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period;

4. paying additional premiums at least equal to 3 times the guaranteed cost of insurance charges; and

5. repaying any indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by us. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate Surrender Charge. Such Surrender Charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement. Unless the Policy Owner has provided otherwise, the allocation of the amount of the Surrender Charge, additional premium payments, and any loan repayments will be based on the underlying Mutual Fund Allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION

Because of exemptive and exclusionary provisions, interests in Nationwide's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Nationwide has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of Nationwide's general assets (General Account). Nationwide's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 3%. Upon request and in the annual statement the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                             OTHER POLICY PROVISIONS

POLICY OWNER

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a Contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no contingent owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving beneficiary, unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.

The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest a Death Benefit based on representations in any written application when such benefit has been in force, during the lifetime of the Insured, for two years.

ERROR IN AGE OR SEX

If the Insured's age, sex or both, as stated in the application, are incorrect, the affected benefits will be adjusted to reflect the correct age, sex, or both.

SUICIDE

If the Insured dies by suicide within two years from the Policy Date, the Company will pay no more than the sum of the premiums, less any unpaid loan. If the Insured dies by suicide within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

The Policies are nonparticipating. This means that they do not participate in any dividend distribution of the Company's surplus.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES

The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216.

NFS is a corporation which was organized under the laws of the State of Ohio on April 8, 1965. NFS is both a broker-dealer and registered investment adviser. As such, it is the principal underwriter for several open-end investment companies and for a number of separate accounts issued by the Company and Nationwide Life and Annuity Insurance Company ("NLAIC") to fund the benefits of variable insurance and annuity polices. NFS also currently acts as the investment adviser and/or administrator for the mutual fund portfolios sold through NFS's registered representatives and for some of the mutual fund portfolios which act as underlying investment options for the variable insurance and annuity policies issued by the Company or NLAIC.

NFS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account - II, Nationwide Variable Account - 5, Nationwide Variable Account - 6, Nationwide Variable Account - 8, Nationwide VA Separate Account - A, Nationwide VA Separate Account
- B, Nationwide VA Separate Account - C, Nationwide VL Separate Account - A, Nationwide VLI Separate Account - 2, Nationwide VLI Separate Account - 3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NFS is a wholly owned subsidiary of the Company.

NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

Gross commissions paid by the Company on the sale of these Policies plus fees for marketing services are not more than 6.75% of the premiums paid.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same Federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

The Policies described in this prospectus, meet the definition of "modified endowment contracts" under Section 7702A of the Code. The Code defines modified endowment contracts as those policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The policies offered in this prospectus typically fall within this definition. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code generally provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59-1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code.

Even though exchanges under Section 1035 of the Code qualify as material changes, certain exchanges of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first fifteen years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of certain material changes or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury, set the standards for measuring the adequacy of this diversification. To be adequately diversified, each sub-account of the Variable Account must meet certain tests. The Company believes that the investments of the Variable Account meet the applicable diversification standards. The regulations provide that a variable life policy which does not satisfy the diversification standards will not be treated as life insurance under Section 7702 of the Internal Revenue Code, unless the failure to satisfy regulations was inadvertent, the failure is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner of the life policy will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Generally the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

OTHER CONSIDERATIONS

The foregoing discussion is general and is not intended as tax advice. Counsel and other competent advisors should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                                   THE COMPANY

The Company is a life insurance company writing life, accident and health insurance, and annuities in all states and the District of Columbia. The Company issues variable annuity contracts through other segregated investment accounts. This is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account - II, Nationwide Variable Account - 3, Nationwide Variable Account - 4, Nationwide Variable Account - 5, Nationwide Variable Account - 6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account - 8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account - 2, Nationwide VLI Separate Account - 3, the NACo Variable Account and the DC Variable Account, each of which is a registered investment company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Indemnity Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation is the sole shareholder of the Company.

DIRECTORS OF THE COMPANY


                                 Director
      Name                         Since   Principal Occupation
      ----                         -----   --------------------
Lewis J. Alphin                    1993    Farm Owner and Operator (1)
Keith W. Eckel                     1996    Partner and Manager, Fred W. Eckel Sons and Eckel Farms, Inc. (1)
Willard J. Engel                   1994    General Manager Lyon County Cooperative Oil Company (1)
Fred C. Finney                     1992    Owner and Operator, Moreland Fruit Farm; Operator, Melrose
                                           Orchard (1)
Charles L. Fuellgraf, Jr. *+       1969    Chief Executive Officer, Fuellgraf Electric Company, Electrical
                                           Construction and Engineering Services (1)
Joseph J. Gasper*+                 1996    President and Chief Operating Officer, Nationwide Life Insurance
                                           Company and Nationwide Life and Annuity Insurance Company
Henry S. Holloway *+               1986    Farm Owner and Operator (1)
D. Richard McFerson *+             1988    Chairman and Chief Executive Officer, Nationwide Insurance
                                           Enterprise (2)
David O. Miller *+                 1985    Farm Owner and Land Developer; President, Owen Potato Farm, Inc.;
                                           Partner, M&M Enterprises (1)
C. Ray Noecker                     1994    Farm Owner and Operator (1)
James F. Patterson +               1989    Vice President, Pattersons, Inc. ;  President, Patterson Farms,
                                           Inc. (1)
Arden L. Shisler *+                1984    Partner and Manager, Sweetwater Beef Farms; President and Chief
                                           Executive Officer, K&B Transport, Inc. (1)
Robert L. Stewart                  1989    Farm Owner and Operator; Owner, Sunnydale Mining (1)
Nancy C. Thomas *                  1986    Farm Owner and Operator, Da-Ma-Lor Farms (1)
Harold W. Weihl                    1990    Farm Owner and Operator, Weihl Farm (1)

*Member, Executive                         +Member, Investment Committee
Committee

1)       Principal occupation for last five years.

2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Financial Services, Inc., a registered broker-dealer.

Messrs. Holloway, McFerson, Miller, Patterson and Shisler are directors of Nationwide Corporation. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.


EXECUTIVE OFFICERS OF THE COMPANY


NAME                               OFFICE HELD
----                               -----------
D. Richard McFerson                Chairman and Chief Executive Officer-Nationwide Insurance Enterprise

Joseph J. Gasper                   President and Chief Operating Officer

Gordon E. McCutchan                Executive Vice President, Law and Corporate Services and Secretary

Robert A. Oakley                   Executive Vice President-Chief Financial Officer

Robert J. Woodward, Jr.            Executive Vice President-Chief Investment Officer

NAME                               OFFICE HELD
----                               -----------
James E. Brock                     Senior Vice President - Life Company Operations

W. Sidney Druen                    Senior Vice President and General Counsel and Assistant Secretary

Harvey S. Galloway, Jr.            Senior Vice President and Chief Actuary

Richard A. Karas                   Senior Vice President - Sales and Financial Services

Mark A. Folk                       Vice President and Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Folk who joined the Registrant in 1993. From 1983-1993, Mr. Folk served as a partner in the accounting firm KPMG Peat Marwick LLP.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing current policy values, transactions since the last statement, policy loan information, and any other information required by federal or state laws or regulations.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as change in Specified Amount, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, increase in loan principal, loan repayments, unpaid loan interest added to principal, reinstatement and termination.

                                   ADVERTISING

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

The General Distributor, Nationwide Financial Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements and schedules included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                    APPENDIX

     ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Cash Surrender Values falls to zero, at which time additional Premium Payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional Premium Payments are made and no Cash Values are allocated to the Fixed Account.

The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses for the preceding year for all underlying mutual fund options available under the policy as of January 1, 1996.

Taking account of the underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.1%, and 11.1% respectively.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current charges and guaranteed values reflect the maximum charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated.

In addition, the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, rating classification and Premium Payment requested.

                $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65

                                 CURRENT VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------

          PREMIUMS
          PAID PLUS                CASH                               CASH                                    CASH
POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
    1      10,500       9,582      8,582       19,579     10,160      9,160        19,579       10,738        9,738       19,579
    2      11,025       9,176      8,176       19,579     10,324      9,324        19,579       11,540       10,540       19,579
    3      11,576       8,782      7,882       19,579     10,493      9,593        19,579       12,411       11,511       19,579
    4      12,155       8,401      7,601       19,579     10,667      9,867        19,579       13,358       12,558       19,579
    5      12,763       8,030      7,330       19,579     10,846     10,146        19,579       14,386       13,686       19,579
    6      13,401       7,671      7,071       19,579     11,030     10,430        19,579       15,503       14,903       19,579
    7      14,071       7,323      6,823       19,579     11,218     10,718        19,579       16,717       16,217       19,579
    8      14,775       6,985      6,585       19,579     11,413     11,013        19,579       18,041       17,641       20,025
    9      15,513       6,657      6,357       19,579     11,612     11,312        19,579       19,501       19,201       21,256
   10      16,289       6,339      6,339       19,579     11,818     11,818        19,579       21,104       21,104       22,582
   15      20,789       5,018      5,018       19,579     13,271     13,271        19,579       32,367       32,367       33,986
   20      26,533       3,854      3,854       19,579     14,983     14,983        19,579       49,517       49,517       51,993
   25      33,864       2,830      2,830       19,579     17,000     17,000        19,579       75,690       75,690       79,475
   30      43,219       1,928      1,928       19,579     19,380     19,380        19,579      116,668      116,668      117,834

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $19,579 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65

                                GUARANTEED VALUES

                         0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                       -----------------------            -----------------------            -----------------------
          PREMIUMS
          PAID PLUS                CASH                               CASH                                    CASH
POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
    1      10,500       9,381      8,381       19,579      9,962      8,962        19,579       10,544        9,544       19,579
    2      11,025       8,734      7,734       19,579      9,896      8,896        19,579       11,130       10,130       19,579
    3      11,576       8,052      7,152       19,579      9,799      8,899        19,579       11,767       10,867       19,579
    4      12,155       7,329      6,529       19,579      9,664      8,864        19,579       12,462       11,662       19,579
    5      12,763       6,557      5,857       19,579      9,486      8,786        19,579       13,225       12,525       19,579
    6      13,401       5,724      5,124       19,579      9,255      8,655        19,579       14,069       13,469       19,579
    7      14,071       4,815      4,315       19,579      8,960      8,460        19,579       15,008       14,508       19,579
    8      14,775       3,810      3,410       19,579      8,585      8,185        19,579       16,063       15,663       19,579
    9      15,513       2,686      2,386       19,579      8,112      7,812        19,579       17,258       16,958       19,579
   10      16,289       1,418      1,418       19,579      7,519      7,519        19,579       18,628       18,628       19,932
   15      20,789         (*)        (*)          (*)      1,805      1,805        19,579       28,480       28,480       29,904
   20      26,533         (*)        (*)          (*)        (*)        (*)           (*)       43,419       43,419       45,590
   25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       65,149       65,149       68,407
   30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       98,541       98,541       99,527

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                           0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                         -----------------------            -----------------------            -----------------------
           PREMIUMS
           PAID PLUS                CASH                               CASH                                    CASH
 POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
  YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
  ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
     1      10,500       9,582      8,582       40,437     10,160      9,160        40,437       10,738        9,738       40,437
     2      11,025       9,176      8,176       40,437     10,324      9,324        40,437       11,540       10,540       40,437
     3      11,576       8,782      7,882       40,437     10,493      9,593        40,437       12,411       11,511       40,437
     4      12,155       8,401      7,601       40,437     10,667      9,867        40,437       13,358       12,558       40,437
     5      12,763       8,030      7,330       40,437     10,846     10,146        40,437       14,386       13,686       40,437
     6      13,401       7,671      7,071       40,437     11,030     10,430        40,437       15,503       14,903       40,437
     7      14,071       7,323      6,823       40,437     11,218     10,718        40,437       16,717       16,217       40,437
     8      14,775       6,985      6,585       40,437     11,413     11,013        40,437       18,035       17,635       40,437
     9      15,513       6,657      6,357       40,437     11,612     11,312        40,437       19,468       19,168       40,437
    10      16,289       6,339      6,339       40,437     11,818     11,818        40,437       21,024       21,024       40,437
    15      20,789       5,018      5,018       40,437     13,271     13,271        40,437       31,910       31,910       42,759
    20      26,533       3,854      3,854       40,437     14,983     14,983        40,437       49,033       49,033       59,820
    25      33,864       2,830      2,830       40,437     17,000     17,000        40,437       75,219       75,219       87,254
    30      43,219       1,928      1,928       40,437     19,377     19,377        40,437      116,172      116,172      124,304

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $40,437 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                  12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                        -----------------------            -----------------------          -----------------------
          PREMIUMS
          PAID PLUS                CASH                             CASH                                 CASH
POLICY    INTEREST      CASH       SURR        DEATH     CASH       SURR         DEATH      CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT    VALUE      VALUE       BENEFIT     VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------    -----      -----       -------     -----        -----      -------
   1      10,500       9,501      8,501       40,437     10,080      9,080      40,437      10,658        9,658      40,437
   2      11,025       8,999      7,999       40,437     10,150      9,150      40,437      11,370       10,370      40,437
   3      11,576       8,494      7,594       40,437     10,211      9,311      40,437      12,139       11,239      40,437
   4      12,155       7,984      7,184       40,437     10,260      9,460      40,437      12,972       12,172      40,437
   5      12,763       7,467      6,767       40,437     10,297      9,597      40,437      13,874       13,174      40,437
   6      13,401       6,941      6,341       40,437     10,318      9,718      40,437      14,852       14,252      40,437
   7      14,071       6,402      5,902       40,437     10,320      9,820      40,437      15,911       15,411      40,437
   8      14,775       5,849      5,449       40,437     10,301      9,901      40,437      17,062       16,662      40,437
   9      15,513       5,276      4,976       40,437     10,256      9,956      40,437      18,310       18,010      40,437
  10      16,289       4,680      4,680       40,437     10,181     10,181      40,437      19,668       19,668      40,437
  15      20,789       1,317      1,317       40,437      9,512      9,512      40,437      29,386       29,386      40,437
  20      26,533         (*)        (*)          (*)      7,315      7,315      40,437      45,090       45,090      55,010
  25      33,864         (*)        (*)          (*)      1,889      1,889      40,437      69,171       69,171      80,238
  30      43,219         (*)        (*)          (*)        (*)        (*)         (*)     106,265      106,265     113,704

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $101,093 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------
          PREMIUMS
          PAID PLUS                CASH                               CASH                                   CASH
POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH        CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT       VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------      -----      -----       -------       -----        -----      -------
    1      26,250      24,132     21,632      101,093     25,583     23,083       101,093      27,034       24,534      101,093
    2      27,562      23,289     20,789      101,093     26,182     23,682       101,093      29,244       26,744      101,093
    3      28,941      22,472     20,222      101,093     26,798     24,548       101,093      31,645       29,395      101,093
    4      30,388      21,679     19,679      101,093     27,432     25,432       101,093      34,253       32,253      101,093
    5      31,907      20,911     19,161      101,093     28,083     26,333       101,093      37,086       35,336      101,093
    6      33,502      20,165     18,665      101,093     28,753     27,253       101,093      40,164       38,664      101,093
    7      35,178      19,442     18,192      101,093     29,441     28,191       101,093      43,503       42,253      101,093
    8      36,936      18,740     17,740      101,093     30,149     29,149       101,093      47,120       46,120      101,093
    9      38,783      18,059     17,309      101,093     30,877     30,127       101,093      51,037       50,287      101,093
   10      40,722      17,399     17,399      101,093     31,626     31,626       101,093      55,280       55,280      101,093
   15      51,973      14,756     14,756      101,093     36,610     36,610       101,093      84,709       84,709      113,510
   20      66,332      12,428     12,428      101,093     42,475     42,475       101,093     131,806      131,806      160,803
   25      84,659      10,379     10,379      101,093     49,301     49,301       101,093     206,582      206,582      239,635
   30     108,049       8,575      8,575      101,093     57,224     57,224       101,093     323,780      323,780      346,445

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65

                                 CURRENT VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------
         PREMIUMS
         PAID PLUS                CASH                              CASH                                    CASH
POLICY   INTEREST      CASH       SURR        DEATH      CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR      AT 5%       VALUE      VALUE      BENEFIT     VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----      -----       -----      -----      -------     -----      -----       -------        -----        -----      -------
   1     105,000      96,708     86,708      195,791    102,511     92,511       195,791      108,313       98,313      195,791
   2     110,250      93,524     83,524      195,791    105,084     95,084       195,791      117,318      107,318      195,791
   3     115,762      90,446     81,446      195,791    107,723     98,723       195,791      127,071      118,071      195,791
   4     121,551      87,468     79,468      195,791    110,427    102,427       195,791      137,635      129,635      195,791
   5     127,628      84,589     77,589      195,791    113,200    106,200       195,791      149,077      142,077      195,791
   6     134,010      81,804     75,804      195,791    116,042    110,042       195,791      161,470      155,470      195,791
   7     140,710      79,111     74,111      195,791    118,955    113,955       195,791      174,903      169,903      197,641
   8     147,746      76,507     72,507      195,791    121,942    117,942       195,791      189,597      185,597      210,452
   9     155,133      73,988     70,988      195,791    125,004    122,004       195,791      205,646      202,646      224,154
  10     162,889      71,553     71,553      195,791    128,142    128,142       195,791      223,212      223,212      238,837
  15     207,893      62,060     62,060      195,791    152,505    152,505       195,791      349,845      349,845      367,337
  20     265,330      53,828     53,828      195,791    181,501    181,501       195,791      548,319      548,319      575,735
  25     338,635      46,687     46,687      195,791    216,010    216,010       226,810      859,393      859,393      902,362
  30     432,194      40,493     40,493      195,791    257,079    257,079       259,650    1,346,944    1,346,944    1,360,414

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65

                                 CURRENT VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------

         PREMIUMS
         PAID PLUS                CASH                               CASH                                   CASH
POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH        SURR        DEATH
 YEAR      AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE       VALUE      BENEFIT
 ----      -----       -----      -----      -------      -----      -----       -------        -----       -----      -------

   1     105,000      96,708     86,708      195,791    102,511     92,511       195,791      108,313       98,313      195,791
   2     110,250      93,524     83,524      195,791    105,084     95,084       195,791      117,318      107,318      195,791
   3     115,762      90,446     81,446      195,791    107,723     98,723       195,791      127,071      118,071      195,791
   4     121,551      87,468     79,468      195,791    110,427    102,427       195,791      137,635      129,635      195,791
   5     127,628      84,589     77,589      195,791    113,200    106,200       195,791      149,077      142,077      195,791
   6     134,010      81,804     75,804      195,791    116,042    110,042       195,791      161,470      155,470      195,791
   7     140,710      79,111     74,111      195,791    118,955    113,955       195,791      174,903      169,903      197,641
   8     147,746      76,507     72,507      195,791    121,942    117,942       195,791      189,597      185,597      210,452
   9     155,133      73,988     70,988      195,791    125,004    122,004       195,791      205,646      202,646      224,154
  10     162,889      71,553     71,553      195,791    128,142    128,142       195,791      223,212      223,212      238,837
  15     207,893      62,060     62,060      195,791    152,505    152,505       195,791      349,845      349,845      367,337
  20     265,330      53,828     53,828      195,791    181,501    181,501       195,791      548,319      548,319      575,735
  25     338,635      46,687     46,687      195,791    216,010    216,010       226,810      859,393      859,393      902,362
  30     432,194      40,493     40,493      195,791    257,079    257,079       259,650    1,346,944    1,346,944    1,360,414

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $195,791 SPECIFIED AMOUNT
                         MALE: SIMPLIFIED ISSUE: AGE 65

                                GUARANTEED VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------
         PREMIUMS
         PAID PLUS                CASH                               CASH                                    CASH
POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR      AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----      -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
   1     105,000      94,724     84,724      195,791    100,554     90,554       195,791      106,387       96,387      195,791
   2     110,250      89,180     79,180      195,791    100,888     90,888       195,791      113,303      103,303      195,791
   3     115,762      83,324     74,324      195,791    100,974     91,974       195,791      120,837      111,837      195,791
   4     121,551      77,095     69,095      195,791    100,776     92,776       195,791      129,095      121,095      195,791
   5     127,628      70,416     63,416      195,791    100,242     93,242       195,791      138,201      131,201      195,791
   6     134,010      63,182     57,182      195,791     99,301     93,301       195,791      148,306      142,306      195,791
   7     140,710      55,257     50,257      195,791     97,861     92,861       195,791      159,604      154,604      195,791
   8     147,746      46,469     42,469      195,791     95,804     91,804       195,791      172,343      168,343      195,791
   9     155,133      36,605     33,605      195,791     92,985     89,985       195,791      186,774      183,774      203,583
  10     162,889      25,406     25,406      195,791     89,242     89,242       195,791      202,728      202,728      216,919
  15     207,893         (*)        (*)          (*)     50,882     50,882       195,791      313,490      313,490      329,165
  20     265,330         (*)        (*)          (*)        (*)        (*)           (*)      479,062      479,062      503,016
  25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      718,814      718,814      754,755
  30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,087,242    1,087,242    1,098,114

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                           MALE: REGULAR ISSUE: AGE 55

                                 CURRENT VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------
          PREMIUMS
          PAID PLUS                CASH                               CASH                                    CASH
POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------

    1     105,000      96,708     86,708      273,583    102,511     92,511       273,583      108,313       98,313      273,583
    2     110,250      93,524     83,524      273,583    105,084     95,084       273,583      117,318      107,318      273,583
    3     115,762      90,446     81,446      273,583    107,723     98,723       273,583      127,071      118,071      273,583
    4     121,551      87,468     79,468      273,583    110,427    102,427       273,583      137,635      129,635      273,583
    5     127,628      84,589     77,589      273,583    113,200    106,200       273,583      149,077      142,077      273,583
    6     134,010      81,804     75,804      273,583    116,042    110,042       273,583      161,470      155,470      273,583
    7     140,710      79,111     74,111      273,583    118,955    113,955       273,583      174,893      169,893      273,583
    8     147,746      76,507     72,507      273,583    121,942    117,942       273,583      189,433      185,433      273,583
    9     155,133      73,988     70,988      273,583    125,004    122,004       273,583      205,181      202,181      273,583
   10     162,889      71,553     71,553      273,583    128,142    128,142       273,583      222,260      222,260      273,583
   15     207,893      62,060     62,060      273,583    152,505    152,505       273,583      348,353      348,353      404,090
   20     265,330      53,828     53,828      273,583    181,501    181,501       273,583      545,981      545,981      584,200
   25     338,635      46,687     46,687      273,583    216,010    216,010       273,583      855,728      855,728      898,515
   30     432,194      40,493     40,493      273,583    257,079    257,079       273,583    1,341,201    1,341,201    1,408,261

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT THE CURRENT CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $273,583 SPECIFIED AMOUNT
                           MALE: REGULAR ISSUE: AGE 55

                                GUARANTEED VALUES

                          0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                        -----------------------            -----------------------            -----------------------

          PREMIUMS
          PAID PLUS                CASH                               CASH                                    CASH
POLICY    INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
 ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
    1     105,000      95,428     85,428      273,583    101,237     91,237       273,583      107,048       97,048      273,583
    2     110,250      90,746     80,746      273,583    102,348     92,348       273,583      114,641      104,641      273,583
    3     115,762      85,934     76,934      273,583    103,319     94,319       273,583      122,842      113,842      273,583
    4     121,551      80,971     72,971      273,583    104,133     96,133       273,583      131,721      123,721      273,583
    5     127,628      75,827     68,827      273,583    104,766     97,766       273,583      141,357      134,357      273,583
    6     134,010      70,462     64,462      273,583    105,188     99,188       273,583      151,838      145,838      273,583
    7     140,710      64,827     59,827      273,583    105,356    100,356       273,583      163,262      158,262      273,583
    8     147,746      58,861     54,861      273,583    105,222    101,222       273,583      175,751      171,751      273,583
    9     155,133      52,500     49,500      273,583    104,733    101,733       273,583      189,449      186,449      273,583
   10     162,889      45,670     45,670      273,583    103,829    103,829       273,583      204,536      204,536      273,583
   15     207,893       2,162      2,162      273,583     93,673     93,673       273,583      312,923      312,923      362,991
   20     265,330         (*)        (*)          (*)     56,926     56,926       273,583      480,735      480,735      514,386
   25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      743,388      743,388      780,557
   30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,136,014    1,136,014    1,192,815

ASSUMPTIONS:

(1)      NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT THE GUARANTEED CHARGES DESCRIBED IN THE "MONTHLY DEDUCTIONS" AND "SURRENDER CHARGES" SECTIONS OF THE PROSPECTUS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS THE AVERAGE FUND EXPENSE DESCRIBED IN THE PROSPECTUS APPENDIX.

(*)      UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------


                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide VLI Separate Account-2
  Nationwide Life Insurance Company:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 83 pages.


Representations and Undertakings.

Accountants' Consent

The Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.   Power of Attorney dated April 4, 1996.                     Filed previously with initial registration (File No. 33-62795)
                                                                and is hereby incorporated by reference.

2.   Resolution of the Depositor's Board of Directors           Included with the Registration Statement on Form N-8B-2 for the
     authorizing the establishment of the Registrant,           Nationwide VLI Separate Account-2, and hereby incorporated
     adopted                                                    herein by reference.

3.   Distribution Contracts                                     Filed previously with initial registration (File No. 33-62795)
                                                                and is hereby incorporated by reference.

4.   Form of Security                                           Filed previously with initial registration (File No. 33-62795)
                                                                and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor                     Included with the Registration Statement on Form N-8B-2 for the
                                                                Nationwide VLI Separate Account-2, and hereby incorporated herein by reference.

6.   Application form of Security                               Filed previously with initial registration (File No. 33-62795)
                                                                and is hereby incorporated by reference.

7.   Opinion of Counsel                                         Filed previously with initial registration (File No. 33-62795)
                                                                and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(f) That the fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                              ACCOUNTANTS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 23, 1996

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 1 and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.


                                               NATIONWIDE VLI SEPARATE ACCOUNT-2
                                               ---------------------------------
                                                         (Registrant)
                                               NATIONWIDE LIFE INSURANCE COMPANY
                                               ---------------------------------
                                                           (Sponsor)
(Seal)
Attest:
W. SIDNEY DRUEN                                 By:        JOSEPH P. RATH
---------------------------------                  -----------------------------
W. Sidney Druen                                            Joseph P. Rath
Assistant Secretary                                 Vice President and Associate
                                                           General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities indicated on the 20th day of December, 1996.


       SIGNATURE                           TITLE

LEWIS J. ALPHIN                            Director
-------------------------
Lewis J. Alphin

KEITH W. ECKEL                             Director
-------------------------
Keith W. Eckel

WILLARD J. ENGEL                           Director
-------------------------
Willard J. Engel

FRED C. FINNEY                             Director
-------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                  Director
-------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                     President/Chief Operating
-------------------------              Officer and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                     Chairman of the Board
-------------------------                  and Director
Henry S. Holloway

D. RICHARD McFERSON                 Chairman and Chief Executive
-------------------------           Officer-Nationwide Insurance
                                      Enterprise and Director

D. Richard McFerson

DAVID O. MILLER                            Director
-------------------------
David O. Miller

C. RAY NOECKER                             Director
-------------------------
C. Ray Noecker

ROBERT A. OAKLEY                   Executive Vice President-
-------------------------          Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                        Director                               By:        JOSEPH P. RATH
-------------------------                                                            --------------------------------
James F. Patterson                                                                   Joseph P. Rath, Attorney-in-Fact

ARDEN L. SHISLER                          Director
-------------------------
Arden L. Shisler

ROBERT L. STEWART                         Director
-------------------------
Robert L. Stewart

NANCY C. THOMAS                           Director
-------------------------
Nancy C. Thomas

HAROLD W. WEIHL                           Director
-------------------------
Harold W. Weihl

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director